Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019	Nov. 30, 2015	Jan. 27, 2010
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,087,083,000	$ 2,867,120,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	31,976,000	39,968,000
Long-term Debt	2,055,107,000	2,827,152,000
Current portion of long-term debt (note 8)	261,366,000	523,312,000
Long-term Debt, Excluding Current Maturities	1,793,741,000	2,303,840,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 36,712,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.50%	8.50%		8.50%	8.50%
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 243,395,000	$ 250,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.25%	9.25%	9.25%
Debt Instrument, Repurchase Amount	$ 6,200,000
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 112,184,000	$ 125,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.00%	5.00%
Debt Instrument, Repurchase Amount	$ 10,500,000
Norwegian Krone-denominated Bonds due through September 2025
Debt Instrument [Line Items]
Long-term Debt, Gross	355,514,000	$ 347,163,000
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Long-term Debt, Gross	938,280,000	1,336,437,000
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Long-term Debt, Gross	152,710,000	165,376,000
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Long-term Debt, Gross	0	3,300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 285,000,000	$ 603,132,000